UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   SEPTEMBER 30, 2006
                                               --------------------


Check here if Amendment [  ]; Amendment Number:
                                                -------------
This Amendment (Check only one.):           [  ]is a restatement.
                                            [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Berkowitz Capital & Co., LLC
Address:      909 Third Avenue
              New York, New York 10022


Form 13F File Number: 28-06619

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Berkowitz
Title:   Managing Member
Phone:   (212) 940-0700

      Signature                         Place                Date of Signing
/S/ JEFFREY L. BERKOWITZ             NEW YORK, NY           NOVEMBER 22, 2006
------------------------             ------------           -----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                                     -

Form 13F Information Table Entry Total:              38
                                                     --

Form 13F Information Table Value Total:          $55,345
                                                 -------
                                                (thousands)




List of Other Included Managers:

None



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

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                                                                   AMOUNT & TYPE OF SECURITY                       VOTING AUTHORITY

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                          TITLE OF                       VALUE      SHRS OR   SH/   PUT/  INVESTMENT     OTHER
 NAME OF ISSUER             CLASS           CUSIP       (X1000)    PRN AMOUNT PRN   CALL  DISCRETION    MANAGERS   SOLE SHARED NONE
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
3M COMPANY                  COM            88579Y101      1,488        20,000 SH             SOLE         21D      20,000
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ABB LTD                     SPONSORED
                            ADR               375204      1,977       150,000 SH             SOLE         21D     150,000
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AIRCASTLE LTD               COM            G0129K104      1,308        45,000 SH             SOLE         21D      45,000
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BUSINESS OBJECTS            SPONSORED
                            ADR            12328X107        423           900       CALL     SOLE         21D
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BUSINESS OBJECTS            SPONSORED
                            ADR            12328X107        119           700       CALL     SOLE         21D
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BUSINESS OBJECTS            SPONSORED
                            ADR            12328X107      2,557        75,000 SH             SOLE         21D      75,000
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CATERPILLAR INC             COM            149123101      1,645        25,000 SH             SOLE         21D      25,000
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CECO ENVIRONMENTAL CORP     COM            125141101        278        30,000 SH             SOLE         21D      30,000
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CORNING INC                 COM            219350105      2,441       100,000 SH             SOLE         21D     100,000
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DANAHER CORP                COM            235851102        263         1,250       PUT      SOLE         21D
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EBAY INC                    COM            278642103      1,702        60,000 SH             SOLE         21D      60,000
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ECHOSTAR COMMUNICATIONS
  CORP                      COM            278762109      1,473        45,000 SH             SOLE         21D      45,000
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ELECTRONIC ARTS INC         COM            285512109      1,117        20,000 SH             SOLE         21D      20,000
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GASCO ENERGY INC            COM            367220100        230        85,000 SH             SOLE         21D      85,000
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GENERAL MOTORS CORP         COM            370442105        359         3,500       PUT      SOLE         21D
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GOODRICH CORP               COM            382388106      1,823        45,000 SH             SOLE         21D      45,000
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GOOGLE INC                  CL A           38259P508        228           200       CALL     SOLE         21D
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HOUSEVALUES INC             COM            44183Y102        623       106,700 SH             SOLE         21D     106,700
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ILLINOIS TOOL WORKS INC     COM            452308109      3,143        70,000 SH             SOLE         21D      70,000
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INTERSIL CORP               CL A           46069S109        285         1,900       PUT      SOLE         21D
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JDS UNIPHASE CORP           COM            46612J101        329       150,000 SH             SOLE         21D     150,000
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KOHLS CORP                  COM            500255104      2,272        35,000 SH             SOLE         21D      35,000
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MONSTER WORLDWIDE INC       COM            611742107        203           500       PUT      SOLE         21D
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NOBLE CORPORATION           SHS            G65422100      1,925        30,000 SH             SOLE         21D      30,000
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NOKIA CORP                  SPONSORED
                            ADR            654902204      3,938       200,000 SH             SOLE         21D     200,000
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PRIDE INTL INC              COM            74153Q102        206           750       CALL     SOLE         21D
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RESEARCH IN MOTION LTD      COM            760975102      1,027        10,000 SH             SOLE         21D      10,000
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ROPER INDS INC NEW          COM            776696106      2,013        45,000 SH             SOLE         21D      45,000
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STEALTHGAS INC              COM            Y81669106        608        48,700 SH             SOLE         21D      48,700
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TAKE-TWO INTERACTIVE
  SOFTWARE                  COM            874054109        927        65,000 SH             SOLE         21D      65,000
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TELLABS INC                 COM            879664100     10,960     1,000,000 SH             SOLE         21D   1,000,000
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TELLABS INC                 COM            879664100        315         2,000       CALL     SOLE         21D
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TIVO INC                    COM            888706108        607        80,000 SH             SOLE         21D      80,000
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TRANSMERIDIAN EXPL INC      COM            89376N108        435       110,000 SH             SOLE         21D     110,000
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UNITED PARCEL SERVICE INC   CL B           911312106      2,878        40,000 SH             SOLE         21D      40,000
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WESTLAKE CHEM CORP          COM            960413102        960        30,000 SH             SOLE         21D      30,000
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XTO ENERGY INC              COM            98385X106      1,475        35,000 SH             SOLE         21D      35,000
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ZIPREALTY INC               COM            98974V107        788       107,000 SH             SOLE         21D     107,000
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